Accounting policies (Details)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Escalation of dayrates (in hundredths)	0.00%
Defined benefit pension plans [Abstract]
Threshold percentage for recognizing actuarial gains and losses (in hundredths)	10.00%
Segment reporting [Abstract]
Number of reportable business segments	3
Overhauls of drilling units [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Drilling units [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years
Period within which management is actively committed to a probable sale of assets classified as held for sale	1 year
Other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	3 years
Other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years